Distribution Date:	12/12/23	GS Mortgage Securities Trust 2017-GS5
Determination Date:	12/06/23
Next Distribution Date:	01/12/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2017-GS5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
Mortgage Loan Detail (Part 2)	15-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Don Simon	(203) 660-6100
Delinquency Loan Detail	19		PO Box 4839 | Greenwich, CT 06831 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252HAA9	2.045000%	13,770,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252HAB7	3.218000%	51,316,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252HAC5	3.409000%	248,000,000.00	226,688,857.66	0.00	643,985.26	0.00	0.00	643,985.26	226,688,857.66	33.14%	30.00%
A-4	36252HAD3	3.674000%	381,598,000.00	381,598,000.00	0.00	1,168,325.88	0.00	0.00	1,168,325.88	381,598,000.00	33.14%	30.00%
A-AB	36252HAE1	3.467000%	28,604,000.00	17,697,150.08	481,934.33	51,130.02	0.00	0.00	533,064.35	17,215,215.75	33.14%	30.00%
A-S	36252HAH4	3.826000%	80,078,000.00	80,078,000.00	0.00	255,315.36	0.00	0.00	255,315.36	80,078,000.00	24.58%	22.25%
B	36252HAJ0	4.047000%	72,329,000.00	72,329,000.00	0.00	243,929.55	0.00	0.00	243,929.55	72,329,000.00	16.84%	15.25%
C	36252HAK7	4.299000%	43,914,000.00	43,914,000.00	0.00	157,321.91	0.00	0.00	157,321.91	43,914,000.00	12.15%	11.00%
D	36252HAL5	3.509000%	46,497,000.00	46,497,000.00	0.00	135,964.98	0.00	0.00	135,964.98	46,497,000.00	7.18%	6.50%
E	36252HAQ4	4.426860%	21,957,000.00	21,957,000.00	0.00	81,000.47	0.00	0.00	81,000.47	21,957,000.00	4.83%	4.38%
F	36252HAS0	4.426860%	10,333,000.00	10,333,000.00	0.00	38,118.95	0.00	0.00	38,118.95	10,333,000.00	3.73%	3.38%
G*	36252HAU5	4.426860%	34,873,240.00	34,873,240.00	0.00	113,564.95	0.00	0.00	113,564.95	34,873,240.00	0.00%	0.00%
Retained	N/A	4.426860%	28,672,425.00	25,972,314.18	13,373.31	95,394.59	0.00	0.00	108,767.90	25,958,940.87	0.00%	0.00%
Interest
R	36252HAW1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,061,941,665.00	961,937,561.92	495,307.64	2,984,051.92	0.00	0.00	3,479,359.56	961,442,254.28

X-A	36252HAF8	0.825890%	803,366,000.00	706,062,007.75	0.00	485,941.44	0.00	0.00	485,941.44	705,580,073.42
X-B	36252HAG6	0.379860%	72,329,000.00	72,329,000.00	0.00	22,895.74	0.00	0.00	22,895.74	72,329,000.00
X-C	36252HAY7	0.127860%	43,914,000.00	43,914,000.00	0.00	4,679.03	0.00	0.00	4,679.03	43,914,000.00
X-D	36252HAN1	0.917860%	46,497,000.00	46,497,000.00	0.00	35,564.77	0.00	0.00	35,564.77	46,497,000.00
Notional SubTotal			966,106,000.00	868,802,007.75	0.00	549,080.98	0.00	0.00	549,080.98	868,320,073.42

Deal Distribution Total					495,307.64	3,533,132.90	0.00	0.00	4,028,440.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252HAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252HAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252HAC5	914.06797444	0.00000000	2.59671476	0.00000000	0.00000000	0.00000000	0.00000000	2.59671476	914.06797444
A-4	36252HAD3	1,000.00000000	0.00000000	3.06166668	0.00000000	0.00000000	0.00000000	0.00000000	3.06166668	1,000.00000000
A-AB	36252HAE1	618.69494057	16.84849427	1.78751294	0.00000000	0.00000000	0.00000000	0.00000000	18.63600720	601.84644630
A-S	36252HAH4	1,000.00000000	0.00000000	3.18833337	0.00000000	0.00000000	0.00000000	0.00000000	3.18833337	1,000.00000000
B	36252HAJ0	1,000.00000000	0.00000000	3.37249997	0.00000000	0.00000000	0.00000000	0.00000000	3.37249997	1,000.00000000
C	36252HAK7	1,000.00000000	0.00000000	3.58250011	0.00000000	0.00000000	0.00000000	0.00000000	3.58250011	1,000.00000000
D	36252HAL5	1,000.00000000	0.00000000	2.92416672	0.00000000	0.00000000	0.00000000	0.00000000	2.92416672	1,000.00000000
E	36252HAQ4	1,000.00000000	0.00000000	3.68904996	0.00000000	0.00000000	0.00000000	0.00000000	3.68904996	1,000.00000000
F	36252HAS0	1,000.00000000	0.00000000	3.68904965	0.00000000	0.00000000	0.00000000	0.00000000	3.68904965	1,000.00000000
G	36252HAU5	1,000.00000000	0.00000000	3.25650700	0.43254283	10.49648556	0.00000000	0.00000000	3.25650700	1,000.00000000
Retained	N/A	905.82900400	0.46641712	3.32704994	0.01459835	0.35426023	0.00000000	0.00000000	3.79346707	905.36258688
Interest
R	36252HAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252HAF8	878.87962367	0.00000000	0.60488176	0.00000000	0.00000000	0.00000000	0.00000000	0.60488176	878.27972981
X-B	36252HAG6	1,000.00000000	0.00000000	0.31654993	0.00000000	0.00000000	0.00000000	0.00000000	0.31654993	1,000.00000000
X-C	36252HAY7	1,000.00000000	0.00000000	0.10654985	0.00000000	0.00000000	0.00000000	0.00000000	0.10654985	1,000.00000000
X-D	36252HAN1	1,000.00000000	0.00000000	0.76488311	0.00000000	0.00000000	0.00000000	0.00000000	0.76488311	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/23 - 11/30/23	30	0.00	643,985.26	0.00	643,985.26	0.00	0.00	0.00	643,985.26	0.00
A-4	11/01/23 - 11/30/23	30	0.00	1,168,325.88	0.00	1,168,325.88	0.00	0.00	0.00	1,168,325.88	0.00
A-AB	11/01/23 - 11/30/23	30	0.00	51,130.02	0.00	51,130.02	0.00	0.00	0.00	51,130.02	0.00
X-A	11/01/23 - 11/30/23	30	0.00	485,941.44	0.00	485,941.44	0.00	0.00	0.00	485,941.44	0.00
X-B	11/01/23 - 11/30/23	30	0.00	22,895.74	0.00	22,895.74	0.00	0.00	0.00	22,895.74	0.00
A-S	11/01/23 - 11/30/23	30	0.00	255,315.36	0.00	255,315.36	0.00	0.00	0.00	255,315.36	0.00
B	11/01/23 - 11/30/23	30	0.00	243,929.55	0.00	243,929.55	0.00	0.00	0.00	243,929.55	0.00
C	11/01/23 - 11/30/23	30	0.00	157,321.91	0.00	157,321.91	0.00	0.00	0.00	157,321.91	0.00
X-C	11/01/23 - 11/30/23	30	0.00	4,679.03	0.00	4,679.03	0.00	0.00	0.00	4,679.03	0.00
D	11/01/23 - 11/30/23	30	0.00	135,964.98	0.00	135,964.98	0.00	0.00	0.00	135,964.98	0.00
X-D	11/01/23 - 11/30/23	30	0.00	35,564.77	0.00	35,564.77	0.00	0.00	0.00	35,564.77	0.00
E	11/01/23 - 11/30/23	30	0.00	81,000.47	0.00	81,000.47	0.00	0.00	0.00	81,000.47	0.00
F	11/01/23 - 11/30/23	30	0.00	38,118.95	0.00	38,118.95	0.00	0.00	0.00	38,118.95	0.00
G	11/01/23 - 11/30/23	30	349,672.33	128,649.12	0.00	128,649.12	15,084.17	0.00	0.00	113,564.95	366,046.46
Retained
	11/01/23 - 11/30/23	30	9,703.13	95,813.16	0.00	95,813.16	418.57	0.00	0.00	95,394.59	10,157.50
Interest
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			359,375.46	3,548,635.64	0.00	3,548,635.64	15,502.74	0.00	0.00	3,533,132.90	376,203.96

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,028,440.54
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,564,957.43	Master Servicing Fee	8,722.48
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,913.90
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	400.81
ARD Interest	0.00	Operating Advisor Fee	2,084.20
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	200.40
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,564,957.43	Total Fees	16,321.79

Principal		Expenses/Reimbursements
Scheduled Principal	495,307.64	Reimbursement for Interest on Advances	(418.62)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,921.37
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	495,307.64	Total Expenses/Reimbursements	15,502.75

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,533,132.90
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	495,307.64
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,028,440.54
Total Funds Collected	4,060,265.07	Total Funds Distributed	4,060,265.08

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	961,937,562.17	961,937,562.17	Beginning Certificate Balance	961,937,561.92
(-) Scheduled Principal Collections	495,307.64	495,307.64	(-) Principal Distributions	495,307.64
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	961,442,254.53	961,442,254.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	962,103,450.64	962,103,450.64	Ending Certificate Balance	961,442,254.28
Ending Actual Collateral Balance	961,562,450.85	961,562,450.85

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.25)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.25)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.43%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	43,431,090.00	4.52%	36	4.9833	NAP	Defeased	10	43,431,090.00	4.52%	36	4.9833	NAP
10,000,000 or less	7	39,036,603.15	4.06%	38	4.9124	1.772068	1.40 or less	5	114,575,257.03	11.92%	37	4.9855	0.418819
10,000,001 to 20,000,000	4	58,175,402.78	6.05%	37	5.1267	1.461290	1.41-1.50	3	85,174,890.87	8.86%	39	4.9576	1.434981
20,000,001 to 30,000,000	3	82,053,708.31	8.53%	36	4.1044	1.604288	1.51-1.60	1	4,500,000.00	0.47%	37	4.5100	1.570000
30,000,001 to 40,000,000	1	33,500,000.00	3.48%	38	4.9780	1.980000	1.61-1.70	1	44,200,000.00	4.60%	37	4.4355	1.650000
40,000,001 to 50,000,000	2	92,200,000.00	9.59%	38	4.3124	2.154989	1.71-2.00	5	192,447,528.06	20.02%	37	4.4426	1.870840
50,000,001 to 60,000,000	4	224,067,967.38	23.31%	36	4.4852	1.645572	2.01-2.20	2	74,113,882.16	7.71%	34	4.1984	2.098861
60,000,001 to 80,000,000	3	206,476,682.91	21.48%	38	4.4618	2.745790	2.21-3.00	7	230,498,806.41	23.97%	38	4.3633	2.518156
80,000,001 or greater	2	182,500,800.00	18.98%	38	4.0647	2.890276	3.01 or greater	2	172,500,800.00	17.94%	37	3.9277	3.871012
Totals	36	961,442,254.53	100.00%	37	4.4471	2.170463	Totals	36	961,442,254.53	100.00%	37	4.4471	2.170463
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	43,431,090.00	4.52%	36	4.9833	NAP
							Defeased	2	43,431,090.00	4.52%	36	4.9833	NAP
Arizona	1	4,142,500.69	0.43%	33	3.9740	2.121176
							Industrial	43	171,590,565.08	17.85%	37	4.6036	1.823971
California	8	61,534,783.92	6.40%	36	4.4400	1.390783
							Lodging	1	13,506,516.77	1.40%	37	5.2460	2.390000
Colorado	3	112,310,246.47	11.68%	37	4.7603	1.351459
							Mixed Use	3	159,622,561.00	16.60%	37	4.5114	2.321744
Florida	6	19,962,000.09	2.08%	37	4.9555	2.178815
							Office	8	385,338,338.85	40.08%	38	4.2579	2.489368
Georgia	4	6,474,618.71	0.67%	33	3.9740	2.121176
							Retail	11	187,953,182.84	19.55%	37	4.4563	1.802975
Illinois	6	8,389,610.10	0.87%	33	3.9740	2.121176
							Totals	68	961,442,254.53	100.00%	37	4.4471	2.170463
Indiana	1	474,225.73	0.05%	33	3.9740	2.121176
Kentucky	2	2,158,424.22	0.22%	33	3.9740	2.121176
Maryland	3	106,209,324.29	11.05%	36	3.9972	3.812541
Massachusetts	1	6,600,000.00	0.69%	37	4.8200	2.540000
Michigan	4	4,887,313.82	0.51%	33	3.9740	2.121176
Minnesota	1	1,234,381.49	0.13%	33	3.9740	2.121176
Missouri	1	606,729.97	0.06%	33	3.9740	2.121176
New Jersey	2	45,162,399.22	4.70%	37	4.4257	1.660041
New York	4	198,714,259.75	20.67%	37	4.2759	2.371629
North Carolina	2	35,686,319.74	3.71%	38	4.9165	1.988649
Ohio	4	8,422,109.66	0.88%	36	4.4716	1.997295
Pennsylvania	1	4,030,406.14	0.42%	36	5.3130	1.360000
South Carolina	2	2,535,712.64	0.26%	33	3.9740	2.121176
Tennessee	1	36,446,731.77	3.79%	39	4.8770	1.423824
Texas	7	144,529,066.12	15.03%	38	4.5182	1.956323
Virginia	1	25,000,000.00	2.60%	39	4.3260	2.850000
Washington, DC	1	82,500,000.00	8.58%	39	4.2460	2.430000
Totals	68	961,442,254.53	100.00%	37	4.4471	2.170463

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	43,431,090.00	4.52%	36	4.9833	NAP	Defeased	10	43,431,090.00	4.52%	36	4.9833	NAP
	3.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.500%	1	29,553,708.31	3.07%	33	3.3335	1.820000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	3	231,738,603.36	24.10%	36	3.9395	3.423713	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	6	304,907,603.02	31.71%	38	4.3346	2.263729	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	10	238,577,479.17	24.81%	38	4.7945	1.485943	49 months or greater	26	918,011,164.53	95.48%	37	4.4218	2.193855
	5.001% to 5.250%	5	109,203,364.53	11.36%	37	5.1357	1.067431	Totals	36	961,442,254.53	100.00%	37	4.4471	2.170463
	5.251% or greater	1	4,030,406.14	0.42%	36	5.3130	1.360000
	Totals	36	961,442,254.53	100.00%	37	4.4471	2.170463
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	43,431,090.00	4.52%	36	4.9833	NAP	Defeased	10	43,431,090.00	4.52%	36	4.9833	NAP
	113 months or less	26	918,011,164.53	95.48%	37	4.4218	2.193855	Interest Only	13	624,923,361.00	65.00%	38	4.3745	2.429465
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	353 months or less	12	233,850,000.17	24.32%	37	4.6615	1.582639
	Totals	36	961,442,254.53	100.00%	37	4.4471	2.170463	354 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	1	59,237,803.36	6.16%	33	3.9740	2.121176
								Totals	36	961,442,254.53	100.00%	37	4.4471	2.170463
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	43,431,090.00	4.52%	36	4.9833	NAP			No outstanding loans in this group
Underwriter's Information		2	123,214,486.27	12.82%	36	4.4429	1.759090
	12 months or less	24	794,796,678.26	82.67%	37	4.4185	2.261255
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	961,442,254.53	100.00%	37	4.4471	2.170463
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30520939	OF	New York	NY	Actual/360	3.915%	326,263.44	0.00	0.00	N/A	01/06/27	--	100,000,800.00	100,000,800.00	12/06/23
2	30312184	OF	Washington	DC	Actual/360	4.246%	291,912.50	0.00	0.00	N/A	03/06/27	--	82,500,000.00	82,500,000.00	12/06/23
3	30311499	IN	Various	Various	Actual/360	3.974%	196,259.60	25,285.85	0.00	N/A	09/04/26	--	59,263,089.21	59,237,803.36	12/06/23
3B	30503971				Actual/360	3.974%	7,758.90	986.43	0.00	N/A	09/04/26	--	2,342,899.86	2,341,913.43	12/06/23
3C	30509426				Actual/360	3.974%	4,617.14	587.00	0.00	N/A	09/04/26	06/06/26	1,394,205.34	1,393,618.34	12/06/23
3D	30509514				Actual/360	3.974%	4,351.31	553.20	0.00	N/A	09/04/26	06/06/26	1,313,932.30	1,313,379.10	12/06/23
3E	30509566				Actual/360	3.974%	2,913.25	370.38	0.00	N/A	09/04/26	--	879,692.56	879,322.18	12/06/23
3F	30509850				Actual/360	3.974%	7,301.57	940.73	0.00	N/A	09/04/26	06/06/26	2,204,802.45	2,203,861.72	12/06/23
3G	30509942				Actual/360	3.974%	5,807.49	748.23	0.00	N/A	09/04/26	06/06/26	1,753,645.72	1,752,897.49	12/06/23
3H	30509965				Actual/360	3.974%	5,944.30	765.86	0.00	N/A	09/04/26	06/06/26	1,794,956.84	1,794,190.98	12/06/23
3I	30510015				Actual/360	3.974%	1,833.66	236.25	0.00	N/A	09/04/26	06/06/26	553,698.42	553,462.17	12/06/23
4	30312187	MU	Rockville	MD	Actual/360	3.945%	238,343.75	0.00	0.00	N/A	01/06/27	--	72,500,000.00	72,500,000.00	12/06/23
5	30312189	RT	New York	NY	Actual/360	4.617%	269,354.17	0.00	0.00	N/A	02/06/27	--	70,000,000.00	70,000,000.00	12/06/23
6	30312190	IN	Various	Various	Actual/360	4.877%	260,366.05	87,138.85	0.00	N/A	03/06/27	--	64,063,821.76	63,976,682.91	12/06/23
7	30312191	MU	Denver	CO	Actual/360	5.098%	253,321.36	0.00	0.00	N/A	01/06/27	--	59,622,561.00	59,622,561.00	11/06/23
8	30312192	OF	Plano	TX	Actual/360	4.458%	201,718.25	90,713.59	0.00	N/A	01/06/27	--	54,298,316.61	54,207,603.02	12/06/23
9	30312194	OF	Denver	CO	Actual/360	4.391%	186,617.50	0.00	0.00	N/A	01/06/27	--	51,000,000.00	51,000,000.00	12/06/23
10	30312195	OF	Houston	TX	Actual/360	4.199%	167,960.00	0.00	0.00	N/A	02/06/27	--	48,000,000.00	48,000,000.00	12/06/23
11	30312196	RT	Clifton	NJ	Actual/360	4.436%	163,374.25	0.00	0.00	N/A	01/06/27	--	44,200,000.00	44,200,000.00	12/06/23
12	30312179	RT	Various	Various	Actual/360	3.333%	82,296.73	71,634.06	0.00	N/A	09/06/26	--	29,625,342.37	29,553,708.31	12/06/23
13	30312180	IN	Lincolnton	NC	Actual/360	4.978%	138,969.17	0.00	0.00	N/A	02/06/27	--	33,500,000.00	33,500,000.00	12/06/23
15	30312197	MU	Richmond	VA	Actual/360	5.470%	116,731.87	41,722.42	0.00	N/A	01/06/27	--	25,608,453.17	25,566,730.75	12/06/23
16	30312198	MU	New York	NY	Actual/360	4.731%	108,430.21	0.00	0.00	N/A	01/06/27	--	27,500,000.00	27,500,000.00	11/06/23
17	30312199	OF	Arlington	VA	Actual/360	4.326%	90,125.00	0.00	0.00	N/A	03/05/27	--	25,000,000.00	25,000,000.00	12/06/23
19	30312202	OF	San Francisco	CA	Actual/360	4.967%	68,890.85	31,385.39	0.00	N/A	01/06/27	--	16,643,652.93	16,612,267.54	08/04/23
20	30312203	IN	Upper Marlboro	MD	Actual/360	5.092%	63,233.34	25,729.82	0.00	N/A	01/06/27	--	14,901,808.62	14,876,078.80	12/06/23
21	30312204	LO	Fort Walton Beach	FL	Actual/360	5.246%	59,206.15	36,635.73	0.00	N/A	01/06/27	--	13,543,152.50	13,506,516.77	12/06/23
22	30312183	RT	Cedar Hill	TX	Actual/360	5.245%	57,700.28	20,668.68	0.00	N/A	02/05/27	--	13,201,208.35	13,180,539.67	12/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	30312207	OF	Lancaster	CA	Actual/360	5.128%	34,359.06	21,890.55	0.00	N/A	02/05/27	--	8,039,558.84	8,017,668.29	12/06/23
26	30312208	RT	Citrus Heights	CA	Actual/360	4.874%	27,697.99	9,342.34	0.00	N/A	02/05/27	--	6,819,364.69	6,810,022.35	12/06/23
27	30312209	RT	Braintree	MA	Actual/360	4.820%	26,510.00	0.00	0.00	N/A	01/06/27	--	6,600,000.00	6,600,000.00	12/06/23
28	30312210	RT	Kennesaw	GA	Actual/360	4.966%	23,337.37	7,603.01	0.00	N/A	02/05/27	--	5,639,316.85	5,631,713.84	12/06/23
29	30312211	RT	Aurora	OH	Actual/360	4.782%	20,701.94	8,749.32	0.00	N/A	02/05/27	--	5,194,966.05	5,186,216.73	12/06/23
30	30312212	RT	Fort Lauderdale	FL	Actual/360	4.510%	16,912.50	0.00	0.00	N/A	01/06/27	--	4,500,000.00	4,500,000.00	12/06/23
31	30312213	RT	Tarentum	PA	Actual/360	5.313%	17,872.60	6,318.28	0.00	N/A	12/04/26	--	4,036,724.42	4,030,406.14	12/06/23
32	30312214	RT	Santa Paula	CA	Actual/360	4.915%	15,963.88	5,301.67	0.00	N/A	02/05/27	--	3,897,591.31	3,892,289.64	12/06/23
Totals							3,564,957.43	495,307.64	0.00				961,937,562.17	961,442,254.53
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	19,250,121.64	38,245,320.42	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	23,765,340.06	26,248,116.34	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	34,890,065.45	29,785,074.32	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3F	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3G	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3H	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3I	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	25,975,097.88	26,173,972.75	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,657,587.45	6,373,453.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,263,147.16	7,409,458.48	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	367,445.92	01/01/23	03/31/23	--	0.00	0.00	253,072.93	253,072.93	0.00	0.00
8	11,337,138.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,117,910.31	5,896,684.62	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,147,229.87	5,911,003.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,437,067.90	3,416,537.07	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	10,249,342.62	10,601,862.10	01/01/23	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,443,950.11	3,623,901.47	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	457,897.93	0.00	--	--	--	0.00	0.00	107,857.29	107,857.29	0.00	0.00
17	25,414,432.22	26,348,515.64	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	267,113.75	0.00	--	--	--	0.00	0.00	99,659.32	399,125.54	0.00	0.00
20	2,132,941.49	2,306,307.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,231,773.50	3,046,509.54	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,308,115.49	1,465,128.52	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,074,748.76	1,014,197.51	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	618,450.00	611,266.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	826,540.81	828,323.93	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	637,123.90	729,449.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	598,952.12	997,610.71	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	396,094.56	406,953.62	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	595,129.23	599,983.11	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	192,093,312.21	202,407,077.81				0.00	0.00	460,589.54	760,055.76	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/12/23	0	0.00	0	0.00	1	16,612,267.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.447118%	4.426760%	37
11/10/23	0	0.00	1	16,643,652.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.447221%	4.426860%	38
10/13/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	59,288,375.06	0	0.00	0	0.00	4.447310%	4.426946%	39
09/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.447412%	4.427056%	40
08/11/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	61,690,608.35	0	0.00	0	0.00	4.447500%	4.427130%	41
07/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	63,473,534.95	0	0.00	0	0.00	4.447587%	4.427214%	42
06/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.447687%	4.427310%	43
05/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	878,319.32	0	0.00	4.447772%	4.427393%	44
04/13/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.447440%	4.427063%	45
03/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.447524%	4.427145%	46
02/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	66,700,304.24	0	0.00	0	0.00	4.447649%	4.427265%	47
01/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	67,611,677.52	0	0.00	0	0.00	4.447732%	4.427346%	48
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30312191	11/06/23	0	A	253,072.93	253,072.93	67,136.68	59,622,561.00	12/13/21	98
16	30312198	11/06/23	0	A	107,857.29	107,857.29	0.00	27,500,000.00
19	30312202	08/04/23	3	3	99,659.32	399,125.54	1,500.00	16,732,463.86	08/08/23	2
Totals					460,589.54	760,055.76	68,636.68	103,855,024.86
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		105,054,563	105,054,563	0		0
37 - 48 Months		856,387,691	839,775,424	16,612,268		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	961,442,255	944,829,987	0	0	16,612,268	0
Nov-23	961,937,562	945,293,909	0	16,643,653	0	0
Oct-23	962,396,142	962,396,142	0	0	0	0
Sep-23	962,887,976	962,887,976	0	0	0	0
Aug-23	963,342,980	963,342,980	0	0	0	0
Jul-23	963,796,281	963,796,281	0	0	0	0
Jun-23	964,283,027	964,283,027	0	0	0	0
May-23	964,732,795	964,732,795	0	0	0	0
Apr-23	966,094,455	966,094,455	0	0	0	0
Mar-23	966,540,720	966,540,720	0	0	0	0
Feb-23	967,091,446	967,091,446	0	0	0	0
Jan-23	967,533,943	967,533,943	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30312191	59,622,561.00	59,622,561.00	95,500,000.00	11/10/16	298,307.17	0.39000	03/31/23	01/06/27	I/O
19	30312202	16,612,267.54	16,732,463.86	25,000,000.00	11/03/16	237,096.44	0.20000	12/31/22	01/06/27	276
Totals		76,234,828.54	76,355,024.86	120,500,000.00		535,403.61

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30312191	MU	CO	12/13/21	98

12/6/2023- The loan transferred due to non-compliance with cash management. A PNL was executed in October 2022 and discussions with Borrower are ongoing on a resolution. Special Servicer is currently assessing its next steps and monitoring property performance.

19	30312202	OF	CA	08/08/23	2
12/6/2023- Loan recently transferred to special servicing and pre-negotiation letter sent to Borrower. Borrower requested to turn keys over to lender.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30311499	0.00	3.97400%	0.00	3.97400%	8	10/06/22	10/06/22	11/03/22
3	30311499	0.00	3.97400%	0.00	3.97400%	8	12/21/22	12/06/22	01/06/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	02/02/23	01/06/23	02/02/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	06/29/23	06/06/23	07/06/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	07/13/23	07/06/23	07/18/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	08/01/23	08/06/23	08/07/23
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	12,421.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(200.94)	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(178.27)	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(39.41)	0.00	0.00	0.00
Total	0.00	0.00	15,921.37	0.00	0.00	0.00	0.00	0.00	(418.62)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		15,502.75

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27